Other Long-Term Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Post-retirement and post-employment benefit liability (Note 20)	$ 1,784	$ 1,781
Pension benefit liability (Note 20)	713	1,660
Environmental liabilities (Note 21)	88	100
Lease obligations (Note 23)	44	65
Due to related parties (Note 29)	29	32
Asset retirement obligations (Note 22)	14	13
Derivative liabilities (Note 18)	0	14
Long-term accounts payable	3	5
Other long-term liabilities	19	16
Other long-term liabilities	$ 2,694	$ 3,686